Taxation	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Taxation
7. Taxation
In 2022, the effective tax rate on profit/(loss) before taxation was 33.1% (2021: 24.2%, 2020: -4.6%)
The tax charge comprises:

	2022	2021	2020
	£m	£m	£m
Corporation tax
Current year	425.8	404.0	307.8
Prior years	(55.5)	(41.4)	(83.2)
	370.3	362.6	224.6
Deferred tax
Current year	9.4	(131.0)	(80.2)
Prior years	4.7	(1.5)	(17.3)
	14.1	(132.5)	(97.5)
Tax charge	384.4	230.1	127.1
The corporation tax credit for prior years in 2022, 2021 and 2020 primarily comprises the release of a number of provisions following the resolution of tax matters in various countries.
The tax charge for the year can be reconciled to profit/(loss) before taxation in the consolidated income statement as follows:

	2022	2021	2020
	£m	£m	£m
Profit/(loss) before taxation	1,159.8	950.8	(2,790.6)
Tax at the corporation tax rate of 19.0%[1]	220.4	180.7	(530.2)
Tax effect of earnings from associates	17.4	(13.3)	16.2
Irrecoverable withholding taxes	25.9	52.3	49.4
Tax effect of items that are not deductible in determining taxable profits	66.7	29.3	67.0
Tax effect of non-deductible goodwill impairment	7.2	0.6	542.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	94.3	81.2	92.7
Origination and reversal on unrecognised temporary differences	(1.1)	(36.3)	(29.3)
Tax losses not recognised or utilised in the year	9.8	7.4	21.1
Utilisation of tax losses not previously recognised	(5.4)	(5.1)	(1.7)
Net release of prior year provisions in relation to acquired businesses	(2.8)	(1.1)	(1.7)
Other prior year adjustments	(48.0)	(41.8)	(98.8)
Impact of deferred tax rate change	—	(23.8)	—
Tax charge	384.4	230.1	127.1
Effective tax rate on profit/(loss) before tax	33.1%	24.2%	(4.6%)
Note
1As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2021: 19.0%, 2020: 19.0%).
Factors affecting the tax charge in future years
The tax charge may be affected by the impact of acquisitions, disposals and other corporate restructurings, the resolution of open tax issues, and the ability to use brought forward tax losses. Changes in local or international tax rules, for example, increasing tax rates as a consequence of the financial support programmes implemented by governments during the Covid-19 pandemic, the OECD/G20 Inclusive Framework on Base Erosion and Profit Shifting, and changes arising from the application of existing rules or challenges by tax or competition authorities, may expose the Group to additional tax liabilities or impact the carrying value of deferred tax assets, which could affect the future tax charge.
Liabilities relating to open and judgemental matters are based upon an assessment of whether the tax authorities will accept the position taken, after considering external advice where appropriate. Where the final tax outcome of these matters is different from the amounts which were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made. The Group does not currently consider that judgements made in assessing tax liabilities have a significant risk of resulting in any material additional charges or credits in respect of these matters, within the next financial year, beyond the amounts already provided.
Following the enactment in 2021 of an increase in the UK corporation tax rate from 19% to 25% from 1 April 2023, the Group remeasured UK deferred tax balances accordingly and recognised a tax credit of £23.8 million in the prior period.
Tax risk management
We look to maintain open and transparent relationships with the tax authorities in the jurisdictions in which we operate and relevant government representatives. We maintain active engagement with a wide range of international companies and business organisations with similar issues. We engage advisors and legal counsel to obtain opinions on tax legislation and principles. We have a Tax Risk Management Strategy in place which sets out the controls established and our assessment procedures for decision making and how we monitor tax risk. We monitor proposed changes in taxation legislation and ensure these are taken into account when we consider our future business plans. Our Directors are informed by management of any significant tax law changes, the nature and status of any significant ongoing tax audits, and other developments that could materially affect the Group’s tax position.